Label	Element	Value
Frontier Phocas Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001014913_SupplementTextBlock

FRONTIER FUNDS, INC. (the “Corporation”)

Frontier Phocas Small Cap Value Fund (the “Fund”)

Institutional Class Shares (FPSVX)

Service Class Shares (FPVSX)

Supplement dated June 2, 2017, to the Prospectus dated October 31, 2016

Risk/Return [Heading]	rr_RiskReturnHeading	Frontier Phocas Small Cap Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Pursuant to a new expense limitation agreement approved by the Board of Directors of the Corporation, Frontegra Asset Management, Inc., the investment adviser to the Fund, has agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.95% and 1.10% of the Fund’s average daily net assets attributable to Institutional Class and Service Class shares, respectively, effective July 1, 2017, through October 31, 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Frontier Phocas Small Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 01, 2017
Frontier Phocas Small Cap Value Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2019